Discontinued Operations (Additional Information) (Details) $ in Thousands, $ in Thousands						3 Months Ended
	Aug. 31, 2020 USD ($) shares	Sep. 20, 2019 USD ($) shares	Apr. 30, 2019 USD ($)	Apr. 25, 2019 USD ($) shares	Jun. 07, 2018 USD ($)	Dec. 31, 2018	Aug. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Sep. 20, 2019 HKD ($)	Apr. 25, 2019 HKD ($)	Jun. 07, 2018 HKD ($)
CSL
Percentage of ownership used to pay to acquiree in business combination					49.00%
Consideration				$ 12,750	$ 16,170			$ 12,750		$ 99,450	$ 126,130
Percentage of ownership to sell in disposal						51.00%
Number of shares to sell				5,100
Boca International Limited
Percentage of ownership used to pay to acquiree in business combination					49.00%
Consideration	$ 187				$ 23,700		$ 1,460				$ 184,840
Percentage of ownership to sell in disposal	51.00%
Number of shares to sell	94
Two Thousand Eighteen Notes Member [Member] | CSL
Principal amount to be surrendered in the disposal | $			$ 3,760	$ 3,760
Ho Pui Lung [Member] | CSL
Consideration		$ 12,750							$ 99,450
Percentage of ownership to sell in disposal		51.00%
Number of shares to sell		5,100
Wong Yiu Tong [Member] | Boca International Limited
Percentage of ownership to sell in disposal	51.00%